Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

7GC Related Party Promissory Notes

On December 21, 2022, 7GC issued an unsecured promissory note (the “December 2022 7GC Note”) to the Sponsor, 7GC & Co. Holdings LLC, which provides for borrowings from time to time of up to an aggregate of $2,300,000. The December 2022 7GC Note does not bear interest. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the December 2022 7GC Note, in whole or in part, into that number of shares of Class A common stock, $0.0001 par value per share, of 7GC (the “Converted Shares”) equal to the principal amount of the December 2022 7GC Note so converted divided by $10.00.

On October 3, 2023, 7GC issued an additional unsecured promissory note (the “October 2023 7GC Note”, together with the December 2022 7GC Note, the “ 7GC Promissory Notes”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $500,000 for working capital purposes. The October 2023 7GC Note does not bear interest. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the October 2023 7GC Note, in whole or in part, into that number of the Converted Shares, equal to the principal amount of the October 2023 7GC Note so converted divided by $10.00.

Upon Closing of the Merger, Banzai assumed the 7GC Promissory Notes which subsequently converted on February 2, 2024. At the date of conversion, the total balance of the Notes converted was $2,540,092.

Due to Related Party of 7GC

During the year ended December 31, 2023, the Sponsor paid certain expenses on behalf of 7GC. Upon Closing of the Merger, Banzai assumed the $67,118 liability. As of June 30, 2024, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying unaudited condensed consolidated balance sheet.

Legacy Banzai Related Party Transactions

During 2023, Legacy Banzai issued Promissory Notes and Convertible Notes to related parties. See Note 11 - Debt for further details related to these transactions and associated balances.